Average Annual Total Returns{- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-12 - Fidelity Japan Fund	Fidelity Advisor Japan Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Japan Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Japan Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Japan Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Japan Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Japan Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Japan Fund: Class Z Return Before Taxes Inception Date	TK001 Past 1 year	TK001 Past 5 years	TK001 Past 10 years
Total	17.83%	10.75%	6.38%	17.51%	10.65%	6.30%	10.99%	8.64%	5.24%	20.31%	10.91%	6.30%	23.20%	11.30%	6.26%	25.55%	12.47%	7.39%	25.57%		13.04%	[1]	Oct. 02, 2018	13.04%	8.77%	6.99%

[1]	(a)Since inception October 2, 2018.